Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Financial Instruments Not Measured at Fair Value
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2020		December 31, 2019
	Carrying amounts	Fair values	Carrying amounts	Fair values
	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	995	995	1,274	1,274
Financial asset at fair value through profit or loss	95	95	121	121
Derivative financial assets	399	399	70	70
Deposits relating to aircraft held under leases included in other non-current assets	143	142	156	148

Total	1,632	1,631	1,621	1,613

Financial liabilities
Derivative financial liabilities	141	141	23	23
Long-term borrowings	30,745	32,355	26,604	23,754
Lease liabilities	82,178	82,653	94,685	89,491

Total	113,064	115,149	121,312	113,268

Summary of Significant Unobservable Inputs to the Valuation of Financial Instruments Together with a Quantitative Sensitivity Analysis
Set out below is a summary of the significant unobservable input to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2020 and 2019:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	2020: 20% to 35% (2019: 20% to 35%)	1% (2019: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB5 million (2019: RMB11 million)

Disclosure of Fair Value of Financial Instruments
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets and liabilities measured at fair value:

As at December 31, 2020
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	457	—	538	995
Derivative financial assets
- Forward fuel contracts	—	399	—	399
Financial asset at fair value through profit or loss	95	—	—	95

Total	552	399	538	1,489

Liabilities
Derivative financial liabilities
- Interest rate swaps	—	140	—	140
- Forward fuel contracts	—	1	—	1

Total	—	141	—	141

As at December 31, 2019

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Equity investments designated at fair value through other comprehensive income	496	—	778	1,274
Derivative financial assets
- Interest rate swaps	—	27	—	27
- Forward foreign currency contracts	—	43	—	43
Financial asset at fair value through profit or loss	121	—	—	121

Total	617	70	778	1,465

Liabilities
Derivative financial liabilities
- Interest rate swaps	—	10	—	10
- Forward foreign currency contracts	—	13	—	13

Total	—	23	—	23

At fair value [member]
Statement [Line Items]
Disclosure of Fair Value of Financial Instruments
Assets and liabilities for which fair values are disclosed:
As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	142	—	142

	—	142	—	142

Liabilities
Long-term borrowings	4,936	27,419	—	32,355
Lease liabilities	—	82,653	—	82,653

	4,936	110,072	—	115,008

As at December 31, 2019

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	148	—	148

	—	148	—	148

Liabilities
Long-term borrowings	2,897	20,857	—	23,754
Lease liabilities	—	89,491	—	89,491

	2,897	110,348	—	113,245